Income Tax	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Tax
9
. INCOME TAX

a)	Income tax
Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.
British Virgin Islands (“BVI”)
Under the current laws of the BVI, the Company’s entity incorporated in the BVI is not subject to tax on income or capital gains. In addition, upon payments of dividends by the entity to their shareholders, no BVI withholding tax will be imposed.
UAE
Under the current laws of the UAE, the Company is not subject to tax on income or capital gain. Additionally, UAE does not impose a withholding tax on payments of dividends to shareholders.
Hong Kong
Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiary is subject to Hong Kong profits tax at the rate of 16.5% on its taxable income generated from the operations in Hong Kong. Payments of dividends by the Hong Kong subsidiary to the Company is not subject to withholding tax in Hong Kong. A two-tiered
profits tax rates regime was introduced in 2018 where the first HK$2 million of assessable profits earned by a company will be taxed at half of the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates. No provision for
Hong Kong profits tax has been made in the financial statements as the subsidiaries in Hong Kong have accumulated loss for the years ended December 31, 2018, 2019 and 2020.
PRC
The Company’s PRC subsidiaries are subject to the PRC Corporate Income Tax Law (“CIT Law”) and are taxed at the statutory income tax rate of 25%, unless otherwise specified.
The CIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “
de facto
management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the CIT Law define the location of the “
de facto
management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, etc., of a non-PRC
company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is more likely than not that its operations outside the PRC should be considered a resident enterprise for PRC tax purposes.

Income before income taxes were generated in the following jurisdictions:

	For the Year Ended December 31,
	2018	2019	2020
	US$	US$	US$
British Virgin Islands (B.V.I)	22,887,838	(382)	(976)
UAE	(3,331,781)	27,663,586	63,056,081
PRC, excluding HK S.A.R.	845,644	2,142,160	(57,038,284)
HK S.A.R.	(619)	(85,436)	65,233
Cayman Islands	103,904	(359,359)	(2,007,587)

Total	20,504,986	29,360,569	4,074,467

Income tax expense recognized in the consolidated statement of comprehensive income consists of current income tax expense.
The effective income tax rate for the years ended December 31, 2018, 2019 and 2020 was 1.3%, 1.5% and 21.1%, respectively. All the income tax expense was related to the subsidiaries located in PRC, which were subject to the PRC statutory income tax at the rate of 25% for their taxable income.
Deferred income tax assets are as follows:

	As of December 31,
	2019	2020
	US$	US$
Deferred tax assets
—Net operating loss carry forwards	40,859	3,334
Less: Valuation allowance	(40,859)	(3,334)

Total deferred income tax asset s	—	—

Changes in valuation allowance are as follows:

	As of December 31,
	2019	2020
	US$	US$
Balance at the beginning of the year	102	40,859
Additions	40,757	131
Reversals	—	(37,656)

Balance at the end of the year	40,859	3,334

A valuation allowance is provided against deferred income tax assets when the Group determines that it is more likely than not that the deferred income tax assets will not be utilized in the foreseeable future. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit or retained earnings, existence of taxable temporary differences and reversal periods.